Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000028070
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	3.58%	3.88%	8.59%
C000028069
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	6.59%	4.02%	8.21%
C000028073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000144785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028070
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%	5.03%	9.29%
Without Sales Load [Member] | C000028067
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%	4.79%	9.06%
Without Sales Load [Member] | C000028069
Average Annual Return [Line Items]
Average Annual Return, Percent	7.59%	4.02%	8.21%
Without Sales Load [Member] | C000028073
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%	4.99%	9.27%
Without Sales Load [Member] | C000144785
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%	5.07%	9.34%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	4.97%	6.85%	8.65%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	4.97%	6.85%	8.65%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	4.97%	6.85%	8.65%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	4.97%	6.85%	8.65%
Alliance Bernstein Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent	4.97%	6.85%	8.65%